Loans and financing and Obligations to FIDC quota holders - Additional Information (Detail) - BRL (R$)		1 Months Ended							2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 01, 2018	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Mar. 31, 2020	Oct. 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Obligations to FIDC quota holders				R$ 2,414,429,000				R$ 1,620,000,000			R$ 932,368,000	R$ 2,414,429,000
Borrowings				6,083,650,000							R$ 8,362,389,000	R$ 6,083,650,000	R$ 6,746,188,000
CDI Rate
Disclosure of detailed information about borrowings [line items]
Benchmark return rate											4.42%	2.76%
SRC companhia securitizadora de ceditos financeiros
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term	12 months
Benchmark return rate	103.00%
Accounts receivables from card issuers used as collateral, in equivalent amount of percentage of loan balance	106.00%
Borrowings, renewal term							2 years
SRC companhia securitizadora de ceditos financeiros | CDI Rate
Disclosure of detailed information about borrowings [line items]
Benchmark return rate							109.80%
Obligation To Fidcar Quota Holders
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term					36 months			24 months
Borrowings maturity, term, grace period					15 months			18 months
Borrowings, periodic interest payment term during grace period for repayment					3 months			6 months
Benchmark return rate								106.00%
Borrowings, face amount					R$ 2,500,000,000
Borrowings, amortization of principal and periodic interest payment, term					3 months
Borrowings				R$ 4,114,315,000							R$ 2,206,043,000	R$ 4,114,315,000	3,690,542,000
Obligation To Fidcar Quota Holders | CDI Rate
Disclosure of detailed information about borrowings [line items]
Benchmark return rate												106.00%
Borrowings, benchmark return rate, adjustment to interest rate basis				1.50%	1.50%						1.50%	1.50%
Obligation To FIDC TAPSO Quota Holders
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term							6 months
Benchmark return rate			100.00%				115.00%
Borrowings, face amount							R$ 20,000,000
Obligation To FIDC TAPSO Quota Holders | CDI Rate
Disclosure of detailed information about borrowings [line items]
Benchmark return rate			1.50%			1.15%
Obligations to FIDC SOMA III quota holders
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term				36 months
Borrowings, face amount				R$ 580,000,000								R$ 580,000,000
Borrowings, third-party capital raised				493,000,000								493,000,000
Proceeds from non-current borrowings										R$ 246,500,000		246,500,000
Monetary restatement adjustment										1,434,000
Borrowings				R$ 239,759,000							R$ 0	R$ 239,759,000	0
Obligations to FIDC SOMA III quota holders | Deferred Financing Costs
Disclosure of detailed information about borrowings [line items]
Borrowings, third-party capital raised			R$ 239,232,000							R$ 239,232,000
Obligations to FIDC SOMA III quota holders | Senior Quotas
Disclosure of detailed information about borrowings [line items]
Borrowings, third-party capital raised											348,000,000
Obligations to FIDC SOMA III quota holders | Mezzanine Quotas
Disclosure of detailed information about borrowings [line items]
Borrowings, third-party capital raised											R$ 145,000,000
Obligations to FIDC SOMA III quota holders | CDI Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis				4.00%								4.00%
Obligations to FIDC SOMA III quota holders | CDI Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis				7.00%								7.00%
Obligations to FIDC SOMA III quota holders | CDI Rate | Senior Quotas
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis											4.00%
Obligations to FIDC SOMA III quota holders | CDI Rate | Mezzanine Quotas
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis											7.00%
FIDC SOMA IV
Disclosure of detailed information about borrowings [line items]
Borrowings, third-party capital raised											R$ 340,000,000
FIDC SOMA IV | Deferred Financing Costs
Disclosure of detailed information about borrowings [line items]
Borrowings, third-party capital raised											336,257,000
Bank borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings				R$ 390,830,000							R$ 2,697,641,000	R$ 390,830,000	1,777,083,000
Bank borrowings | CDI Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis				0.68%							0.75%	0.68%
Bank borrowings | CDI Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis				1.20%							1.50%	1.20%
Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings				R$ 398,358,000							R$ 399,509,000	R$ 398,358,000	R$ 394,997,000
Proceeds from issue of bonds, notes and debentures									R$ 400,000,000
Debentures | CDI Rate
Disclosure of detailed information about borrowings [line items]
Benchmark return rate									109.00%		109.00%	109.00%
Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term		7 years
Borrowings, face amount		R$ 500,000,000
Average annual interest rate		3.95%
Proceeds from non-current borrowings		R$ 2,510,350,000
Borrowings				R$ 0							R$ 2,764,610,000	R$ 0
Bonds | Deferred Financing Costs
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings		R$ 2,477,408,000
Bonds | CDI Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis											3.15%